Prepaid Expenses and Other Receivables (Details) - Schedule of prepaid expenses and other receivables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other receivables [Abstract]
Government authorities	$ 276	$ 150
Deposits	75	68
Grants receivable	305	597
Prepaid expenses and other	2,402	15
Total	$ 3,058	$ 830